UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-1537
                                  ----------------------------------------------

                          Sterling Capital Corporation
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  635 Madison Avenue, New York, New York 10022
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                           Michael J. Carey, Treasurer
                  635 Madison Avenue, New York, New York 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 980-3360
                                                     --------------

Date of fiscal year end:  December 31, 2005
                          -----------------

Date of reporting period:  March 31, 2005
                           --------------

Item 1. Schedule of Investments.


                          STERLING CAPITAL CORPORATION
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2005
                                   (Unaudited)

                                                 Number of          Market
                                                  Shares             Value
                                                  ------          ----------
Common Stocks - 40.50% of net assets
Financial Services - 10.42%
 MetLife Inc. ......................              10,000          $  391,000
 J.P. Morgan Chase & Co ............              10,000             346,000
 KeyCorp ...........................              10,000             324,500
 The St Paul Travelers Cos. Inc. ...               8,668             318,376
 Allstate Corp. ....................               5,000             270,300
 Citigroup Inc. ....................               5,000             224,700
                                                                  ----------
                                                                  $1,874,876
                                                                  ----------
Technology - 6.73%
 Falconstor Software Inc. * ........              90,000          $  537,300
 Check Point Software Technologies *              10,000             217,400
 Cisco Systems Inc. * ..............              10,000             178,900
 Advanced Micro Devices, Inc. * ....              10,000             161,200
 Intel Corp. .......................               5,000             116,150
                                                                  ----------
                                                                  $1,210,950
                                                                  ----------

Real Estate and
Real Estate Investment Trusts -5.34%
 Camden Property Trust .............              10,000          $  470,300
 Equity Residential ................              10,950             352,700
 Amli Residential Properties Trust .               5,000             136,950
                                                                  ----------
                                                                  $  959,950
                                                                  ----------

Telecommunication and Media - 4.89%
 Nokia Corp ADR ....................              15,000          $  231,450
 Viacom Inc Cl A ...................               6,000             210,240
 Verizon Communications ............               5,060             179,630
 Time Warner Inc. * ................               9,000             157,950
 Tribune Co. .......................               2,500              99,675
                                                                  ----------
                                                                  $  878,945
                                                                  ----------

*  Non-income producing security

                                                     Number of         Market
                                                       Shares           Value
                                                       ------        ----------

Consumer Goods - 3.95%
  Conagra Inc. ..............................          10,000        $  270,200
  Sara Lee Corp. ............................          10,000           221,600
  Newell Rubbermaid Inc. ....................          10,000           219,400
                                                                     ----------
                                                                     $  711,200
                                                                     ----------

Energy - 3.81%
 Marathon Oil Corp ..........................          10,000        $  469,200
 ConocoPhillips .............................           2,000           215,680
                                                                     ----------
                                                                     $  684,880
                                                                     ----------

Industrial and Business Services - 2.11%
 Honeywell International Inc. ...............           5,500        $  204,655
 Koninklijke Philips Electronics NV Holdings            6,338           174,422
                                                                     ----------
                                                                     $  379,077
                                                                     ----------

Healthcare - 1.75%
 Pfizer Inc. ................................          12,000        $  315,240
                                                                     ----------


Automotive & Transportation Services - 0.93%
 Ryder System Inc. ..........................           4,000        $  166,800
                                                                     ----------

Materials - 0.57%
Du Pont E I De Nemours & Co. ................           2,000        $  102,480
                                                                     ----------


Total common stocks  (cost $5,497,389) ......                        $7,284,398
                                                                     ----------

*  Non-income producing security

                                                     Principal          Market
                                                       Amount            Value
                                                    -----------      -----------

U.S. Treasury Notes - 8.95%
U.S. Treasury Notes 2% due 8/31/2005 ..........     $   500,000      $   497,812
U.S. Treasury Notes 5.625% due 2/15/2006 ......         500,000          509,844
U.S. Treasury Notes 4.625% due 5/15/2006 ......         300,000          303,563
U.S. Treasury Notes 3.5% due 11/15/2006 .......         300,000          299,062
                                                                     -----------
Total U.S. Treasury Notes (cost $1,616,902) ...                      $ 1,610,281
                                                                     -----------

U.S. Treasury Bills - 7.72%
U.S. Treasury Bill due 5/26/2005 ..............     $   400,000      $   398,375
U.S. Treasury Bill due 6/23/2005 ..............         500,000          496,875
U.S. Treasury Bill due 8/25/2005 ..............         500,000          494,063
                                                                     -----------
Total U.S. Treasury Bills (cost $1,384,083) ...                      $ 1,389,313
                                                                     -----------

Government Agencies - 2.76%
Federal Home Loan Bank 3.06% due 4/13/2006 ....     $   500,000      $   496,406
                                                                     -----------
Total Government Agencies (cost $500,000) .....                      $   496,406
                                                                     -----------

Corporate Bonds and Notes - 5.03%
General Motors Acceptance Corp 5.25%
due 5/16/2005 .................................     $   500,000      $   500,924
Ford Motor Credit Co Global note 7.6%
due 8/1/2005 ..................................         400,000          404,178
                                                                     -----------
Total Corporate Bonds and Notes (cost $912,760)                      $   905,102
                                                                     -----------


Total Investments - 64.97% ....................                      $11,685,500
                                                                     ===========
(cost $9,911,134)

Other Assets less Liabilities - 35.03% ........                      $ 6,301,458
                                                                     ===========


Net Assets - 100% .............................                      $17,986,958
                                                                     ===========


*  Non-income producing security

Item 2. Controls and Procedures.

     a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures ( as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 ( the "Exchange Act") (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a) are attached as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Registrant    STERLING CAPITAL CORPORATION
           ---------------------------------------------------------------------


BY (SIGNATURE AND TITLE)*  /s/ Wayne S. Reisner
                           -----------------------------------------------------
                           Wayne S. Reisner, Principal Executive Officer (Principal Executive Officer)

Date: May 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



BY (SIGNATURE AND TITLE)*  /s/ Wayne S. Reisner
                           -----------------------------------------------------
                           Wayne S. Reisner, Principal Executive Officer (Principal Executive Officer)

Date: May 24, 2005

BY (SIGNATURE AND TITLE)*  /s/ Michael J. Carey
                           -----------------------------------------------------
                           Michael J. Carey, Principal Financial Officer (Principal Financial Officer)

Date: May 24, 2005


o Print the name and title of each signing officer under his or her signature.